Provisions	12 Months Ended
Dec. 31, 2023
Provisions [Abstract]
Provisions
24.	PROVISIONS

Claims from vendors
US$
At January 1, 2021 and December 31, 2021	—
Additions from acquisition of subsidiaries	4,094
Settled during the year	(95)
Exchange alignment	80

At December 31, 2022	4,079
Additions	476
Settled during the year	(831)
Exchange alignment	142

At December 31, 2023	3,866